Income Taxes - Expense Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount
Statutory federal income tax expense and rate	$ 45	$ (95)	$ 29
State income taxes, net of federal benefit	9	(4)	3
Effect of noncontrolling interests	(1)	(2)	(1)
Federal income tax rate change	(4)	(254)	0
Change in federal valuation allowance	(1)	(5)	3
Goodwill impairment	0	71	0
Nondeductible compensation	4	4	1
Other differences, net	(1)	(2)	(2)
Total income tax expense (benefit)	$ 51	$ (287)	$ 33
Rate
Statutory federal income tax rate	21.00%	35.00%	35.00%
State income taxes, net of federal benefit	4.00%	1.40%	3.60%
Effect of noncontrolling interests	(0.40%)	0.80%	(1.10%)
Federal income tax rate change	(2.00%)	93.30%	0.00%
Change in federal valuation allowance	(0.30%)	1.90%	2.80%
Goodwill impairment	0.00%	(26.20%)	0.00%
Nondeductible compensation	1.80%	(1.50%)	1.40%
Other differences, net	(0.40%)	0.80%	(2.00%)
Total income tax rate	23.70%	105.50%	39.70%